Share-based compensation plan - Long term compensation plans ("PS and SAR") (Details) shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares item R$ / shares	Dec. 31, 2023 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Share-Based Compensation Plans | item	3
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	9,728,425	7,583,185
Granted during of the period	2,957,142	3,391,581
Exercised (1)	(1,332,211)	(871,208)
Exercised due to resignation (1)	(14,419)	(30,800)
Abandoned/cancelled due to resignation	(410,399)	(344,333)
Closing Balance	10,928,538	9,728,425
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | R$ / shares	R$ 59.28	R$ 58.07